UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London, UK  W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     /s/ Nick Williams     London, UK     December 21, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $116,242 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DUQUESNE LIGHT HOLD INC        COM              266233105     1128    57000 SH       SOLE                    57000        0        0
HUNTSMAN CORP                  COM              447011107     3818   200000 SH       SOLE                   200000        0        0
MOSAIC CO                      COM              61945A107     4772   179000 SH       SOLE                   179000        0        0
OWENS CORNING INC              COM              690742101   106089  3329835 SH       SOLE                  3329835        0        0
VISTEON CORP                   COM              92839U107      435    50900 SH       SOLE                    50900        0        0